Inventory - Inventory (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Finished goods	$ 395,019	$ 107,559
Work in process	3,061	3,061
Raw Materials	148,414	260,348
Inventory Total	$ 546,494	$ 370,968